Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000238442 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
C000238442 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
C000238442 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
C000238442 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%	[1]
C000238442 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.80%	[1]
C000238442 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
C000238442 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000238442 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000238442 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	81.20%
C000238439 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000238439 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000238439 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.20%
C000238439 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000238439 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000238439 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000238439 [Member] | CÔTE D'IVOIRE
Holdings [Line Items]
Percent of Total Investments	1.70%
C000238439 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	1.60%
C000238439 [Member] | HUNGARY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000238439 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000238439 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000238439 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238439 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	14.00%
C000238439 [Member] | NIGERIA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238439 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.90%
C000238439 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	7.80%
C000238439 [Member] | PANAMA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000238439 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.60%
C000238439 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238439 [Member] | POLAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000238439 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000238439 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000238439 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000238439 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.70%
C000238439 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	3.80%
C000238439 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.90%
C000238439 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.60%
C000238439 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000238439 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
C000238441 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000238441 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[2]
C000238441 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[2]
C000238441 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.10%	[2]
C000238441 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
C000238441 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000238441 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	49.80%
C000238441 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.60%
C000238441 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.10%
C000238441 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.10%
C000238441 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.80%
C000238441 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.40%
C000238441 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.10%
C000238441 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.00%
C000238441 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238441 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.70%
C000238441 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	93.40%
C000238441 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000238441 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219780 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000219780 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000219780 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[3]
C000219780 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[3]
C000219780 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[3]
C000219780 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%	[3]
C000219780 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%	[3]
C000219780 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[3]
C000219780 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219780 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	75.10%
C000219780 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219780 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219780 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000219780 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219780 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000219780 [Member] | MAURITIUS
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219780 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219780 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%
C000219780 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000219780 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000219780 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000219780 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219780 [Member] | Emerging Market Debt and Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000219780 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000248080 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%	[4]
C000248080 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%	[4]
C000248080 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000238440 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	91.70%	[5]
C000238440 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[5]
C000238440 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[5]
C000238440 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	92.50%
C000238440 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000238440 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000048022 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[6],[7]
C000048022 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[6],[7]
C000048022 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%	[6],[7]
C000048022 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[6],[7]
C000048022 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%	[6],[7]
C000048022 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[6],[7]
C000048022 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[7]

[1]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[7]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.